UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7120

        Nuveen Insured Florida Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:          3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Florida Premium Income Municipal Fund (NFL)
	March 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 2.6% (1.7% of Total Investments)
$ 5,325	Escambia County Housing Finance Authority, Florida, Dormitory Revenue Bonds, University of	6/09 at 101.00	AAA	$5,676,077
	West Florida Foundation Inc., Series 1999, 5.750%, 6/01/31 – MBIA Insured

	Health Care – 8.2% (5.5% of Total Investments)
2,000	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holmes Regional	10/06 at 101.00	AAA	2,037,880
	Medical Center Project, Series 1996, 5.625%, 10/01/14 – MBIA Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	AAA	2,992,550
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – MBIA Insured
7,220	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	7,485,407
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 – AMBAC Insured
2,500	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	AAA	2,613,925
	2005B, 5.000%, 6/01/22 – MBIA Insured
3,015	North Broward Hospital District, Florida, Revenue Refunding and Improvement Bonds, Series	1/07 at 101.00	AAA	3,079,220
	1997, 5.375%, 1/15/24 – MBIA Insured

17,235	Total Health Care			18,208,982

	Housing/Multifamily – 14.4% (9.7% of Total Investments)
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	6/07 at 102.00	AAA	1,003,577
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27 (Alternative
	Minimum Tax)
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,286,082
1,000	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,019,080
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,061,528
1,400	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,426,712
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – FSA Insured (Alternative Minimum Tax)	9/07 at 101.00	AAA	1,257,281
1,890	5.750%, 9/01/29 – FSA Insured (Alternative Minimum Tax)	9/07 at 101.00	AAA	1,925,891
750	Florida Housing Finance Agency, Housing Revenue Bonds, Crossings at Indian Run Apartments,	12/06 at 102.00	AAA	769,838
	Series 1996V, 6.100%, 12/01/26 – AMBAC Insured (Alternative Minimum Tax)
1,400	Florida Housing Finance Agency, Housing Revenue Bonds, Riverfront Apartments, Series 1997A,	4/07 at 102.00	AAA	1,443,162
	6.250%, 4/01/37 – AMBAC Insured (Alternative Minimum Tax)
	Florida Housing Finance Agency, Housing Revenue Bonds, Sterling Palms Apartments, Series 1996D-1:
915	6.300%, 12/01/16 – AMBAC Insured (Alternative Minimum Tax)	6/06 at 102.00	AAA	934,874
1,500	6.400%, 12/01/26 – AMBAC Insured (Alternative Minimum Tax)	6/06 at 102.00	AAA	1,534,500
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Turtle Creek Apartments, Series	5/06 at 102.00	AAA	1,020,790
	1996C-1, 6.100%, 5/01/16 – AMBAC Insured (Alternative Minimum Tax)
2,065	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Cobblestone	12/10 at 102.00	Aaa	2,169,344
	Apartments, Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)
2,485	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Raintree	9/10 at 102.00	AAA	2,597,720
	Apartments, Series 2000J-1, 5.950%, 3/01/35 (Alternative Minimum Tax)
	Florida Housing Finance Corporation, Housing Revenue Bonds, Augustine Club Apartments, Series
	2000D-1:
1,500	5.500%, 10/01/20 – MBIA Insured	10/10 at 102.00	Aaa	1,584,585
4,750	5.750%, 10/01/30 – MBIA Insured	10/10 at 102.00	Aaa	4,972,443
3,490	Jacksonville, Florida, GNMA Collateralized Housing Revenue Refunding Bonds, Windermere Manor	9/06 at 100.00	AAA	3,493,036
	Apartments, Series 1993A, 5.875%, 3/20/28
1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	1,482,556
	Country Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 – FSA Insured (Alternative
	Minimum Tax)
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Westlake	7/12 at 100.00	AAA	1,088,249
	Apartments Phase II, Series 2002, 5.150%, 7/01/22 – FSA Insured (Alternative Minimum Tax)

31,140	Total Housing/Multifamily			32,071,248

	Housing/Single Family – 0.7% (0.5% of Total Investments)
70	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 101.00	Aaa	71,059
	Bonds, Series 1999B, 5.250%, 4/01/31 – MBIA Insured (Alternative Minimum Tax)
835	Escambia County Housing Finance Authority, Florida, Multi-County Single Family Mortgage	4/08 at 102.00	Aaa	844,511
	Revenue Bonds, Series 1999, 5.200%, 4/01/32 – MBIA Insured (Alternative Minimum Tax)
4,795	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 0.000%,	1/10 at 24.65	AAA	935,936
	7/01/30 – FSA Insured (Alternative Minimum Tax)

5,700	Total Housing/Single Family			1,851,506

	Tax Obligation/General – 3.9% (2.6% of Total Investments)
4,940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	5,135,377
	Bonds, Series 2001C, 5.125%, 6/01/29 – FGIC Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	AAA	1,984,994
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	AAA	1,451,702

8,225	Total Tax Obligation/General			8,572,073

	Tax Obligation/Limited – 52.8% (35.4% of Total Investments)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	AAA	4,091,640
	7/01/19 – MBIA Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,573,560
	MBIA Insured
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20 –	4/12 at 101.00	AAA	1,668,919
	MBIA Insured
	Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
1,000	5.000%, 8/01/27 – MBIA Insured	8/12 at 101.00	Aaa	1,045,810
1,000	5.125%, 8/01/31 – MBIA Insured	8/12 at 101.00	Aaa	1,048,540
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	AAA	2,617,050
	2/01/22 – MBIA Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AAA	2,587,500
	Program, Series 2005A, 5.000%, 8/01/30 – FSA Insured
1,435	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003A,	7/13 at 101.00	AAA	1,515,791
	5.000%, 7/01/19 – FGIC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 – MBIA Insured	11/10 at 101.00	AAA	3,576,961
3,345	5.375%, 11/01/30 – MBIA Insured	11/10 at 101.00	AAA	3,547,205
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – MBIA Insured	11/11 at 101.00	AAA	1,069,100
2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund –	10/09 at 101.00	AAA	2,354,300
	Intermodal Program, Series 1999, 5.500%, 10/01/23 – FGIC Insured (Alternative Minimum Tax)
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E,	12/11 at 101.00	AAA	5,403,736
	4.750%, 12/01/20 (Mandatory put 12/01/11) – FGIC Insured
1,080	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985B,	12/06 at 101.00	AAA	1,106,557
	5.900%, 12/01/15 (Mandatory put 12/01/10) – FGIC Insured
1,020	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985C,	12/06 at 101.00	AAA	1,045,082
	5.900%, 12/01/15 (Mandatory put 12/01/08) – FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E,	12/10 at 101.00	AAA	1,602,105
	5.750%, 12/01/20 (Mandatory put 12/01/19) – FGIC Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	6,196,560
	7/01/29 – MBIA Insured
2,000	Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	2,117,040
	10/01/20 – AMBAC Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AAA	2,098,800
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,048,950
	10/01/25 – FGIC Insured
1,000	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,	5/15 at 102.00	Aaa	1,053,490
	Series 2005, 5.000%, 5/01/25 – MBIA Insured
1,500	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AAA	1,611,915
	10/01/20 – MBIA Insured
1,280	Lake County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	7/14 at 100.00	AAA	1,338,432
	7/01/21 – AMBAC Insured
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	AAA	1,821,292
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	AAA	2,105,540
1,330	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 – FGIC	10/14 at 100.00	Aaa	1,397,152
	Insured
2,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	AAA	2,080,820
	11/01/31 (WI/DD, Settling 4/11/06) – AMBAC Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	4/08 at 49.54	AAA	8,119,080
	10/01/21 – MBIA Insured
915	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 7.000%, 1/01/14 – FGIC	7/06 at 100.00	AAA	917,507
	Insured
495	Orange County School Board, Florida, Master Lease Program, Certificates of Participation,	8/07 at 101.00	Aaa	510,117
	Series 1997A, 5.375%, 8/01/22 – MBIA Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AAA	3,367,429
1,050	Osceola County School Board, Florida, Certificates of Participation, Series 2005C, 5.000%,	12/14 at 100.00	AAA	1,103,036
	6/01/19 – FGIC Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – MBIA Insured	4/14 at 100.00	Aaa	2,625,175
5,500	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	Aaa	5,756,410
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,238,301
	8/01/24 – FGIC Insured
6,500	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993,	No Opt. Call	AAA	6,813,950
	5.250%, 6/01/11 – FGIC Insured
	Palm Beach County, Florida, Revenue Refunding Bonds, Criminal Justice Facilities, Series 1993:
2,500	5.375%, 6/01/08 – FGIC Insured	No Opt. Call	AAA	2,592,525
4,000	5.375%, 6/01/10 – FGIC Insured	No Opt. Call	AAA	4,260,760
1,300	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aaa	1,361,087
	5.000%, 8/15/21 – FSA Insured
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AAA	4,433,467
	Series 2004A, 5.000%, 7/01/24 – FSA Insured
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,405	5.125%, 10/01/19 – FSA Insured	10/13 at 100.00	Aaa	1,495,777
1,475	5.125%, 10/01/20 – FSA Insured	10/13 at 100.00	Aaa	1,568,338
1,555	5.125%, 10/01/21 – FSA Insured	10/13 at 100.00	Aaa	1,645,081
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	AAA	1,298,012
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aaa	4,461,048
	8/01/24 – FSA Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,105,340
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 –	12/14 at 100.00	Aaa	1,871,216
	FSA Insured

121,980	Total Tax Obligation/Limited			117,267,503

	Transportation – 18.7% (12.6% of Total Investments)
9,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26 –	10/11 at 101.00	AAA	9,328,050
	AMBAC Insured (Alternative Minimum Tax)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 – AMBAC	10/14 at 100.00	AAA	2,239,892
	Insured
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 – MBIA	4/06 at 102.00	AAA	1,123,837
	Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AAA	2,095,220
	Series 2003A, 5.000%, 10/01/17 – FSA Insured
2,000	Jacksonville Port Authority, Florida, Port Facilities Revenue Bonds, Series 1996, 5.625%,	11/06 at 102.00	AAA	2,058,920
	11/01/18 – MBIA Insured (Alternative Minimum Tax)
15,025	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – FSA Insured	10/10 at 101.00	AAA	16,311,136
	(Alternative Minimum Tax)
2,295	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B,	No Opt. Call	AAA	2,385,216
	5.000%, 7/01/29 – FGIC Insured
5,615	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	6,074,082
	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)

39,185	Total Transportation			41,616,353

	U.S. Guaranteed – 11.6% (7.8% of Total Investments) (4)
1,000	Indian Trail Water Control District, Florida, Water Control and Improvement Bonds – Unit 17,	8/07 at 101.00	AAA	1,034,730
	Series 1996, 5.500%, 8/01/22 (Pre-refunded 8/01/07) – MBIA Insured
4,275	Orange County School Board, Florida, Master Lease Program, Certificates of Participation,	8/07 at 101.00	Aaa	4,406,798
	Series 1997A, 5.375%, 8/01/22 (Pre-refunded 8/01/07) – MBIA Insured
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29	9/11 at 34.97	AAA	2,849,400
	(Pre-refunded 9/01/11) – MBIA Insured
7,855	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	9,102,374
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	AAA	5,442,750
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	AAA	1,345,032
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	6/06 at 100.00	AAA	1,501,740
	Hospital, Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)

30,830	Total U.S. Guaranteed			25,682,824

	Utilities – 5.4% (3.6% of Total Investments)
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AAA	5,593,280
	10/01/14 – AMBAC Insured
3,525	Palm Beach County Solid Waste Authority, Florida, Revenue Refunding Bonds, Series 1997A,	No Opt. Call	AAA	3,779,893
	6.000%, 10/01/09 – AMBAC Insured
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AAA	2,606,575

14,025	Total Utilities			11,979,748

	Water and Sewer – 30.7% (20.6% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	Aaa	1,314,650
	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003:
6,775	5.000%, 10/01/21 – MBIA Insured	10/13 at 100.00	AAA	7,098,439
4,500	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	4,691,340
1,200	Callaway-Bay County, Florida, Wastewater System Revenue Bonds, Series 2004, 5.000%, 9/01/23 –	9/14 at 100.00	Aaa	1,254,876
	MBIA Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	AAA	979,115
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	AAA	511,076
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – MBIA Insured	10/13 at 100.00	AAA	1,337,013
1,095	5.000%, 10/01/23 – MBIA Insured	10/13 at 100.00	AAA	1,143,695
1,225	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	1,277,087
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	AAA	4,120,434
	2003, 5.000%, 10/01/23 – AMBAC Insured
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	7/09 at 101.00	Aaa	1,024,920
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
8,000	Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A, 5.250%, 9/01/24 –	9/08 at 102.00	AAA	8,399,840
	FGIC Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 – MBIA	4/07 at 100.00	AAA	1,015,360
	Insured
2,510	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 – FGIC	10/13 at 100.00	AAA	2,668,758
	Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2005, 5.000%, 10/01/24 – MBIA	10/14 at 100.00	AAA	1,565,955
	Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AAA	1,517,324
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 – MBIA	10/13 at 100.00	Aaa	2,126,560
	Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 – MBIA Insured	10/13 at 100.00	AAA	1,452,533
1,000	5.250%, 10/01/18 – MBIA Insured	10/13 at 100.00	AAA	1,075,950
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	AAA	1,837,675
	5.000%, 10/01/20 – MBIA Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – MBIA Insured	10/13 at 100.00	AAA	1,075,950
500	5.250%, 10/01/20 – MBIA Insured	10/13 at 100.00	AAA	537,975
500	5.250%, 10/01/21 – MBIA Insured	10/13 at 100.00	AAA	536,135
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 – FGIC Insured	10/14 at 100.00	AAA	1,225,680
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 – MBIA Insured	5/12 at 100.00	AAA	1,273,229
1,980	5.250%, 5/01/17 – MBIA Insured	5/12 at 100.00	AAA	2,114,066
2,330	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21 – MBIA Insured	9/13 at 100.00	AAA	2,440,092
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 – MBIA Insured	9/14 at 100.00	Aaa	1,052,210
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	AAA	1,454,221
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	AAA	823,346
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	AAA	534,640
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	4,037,861
	1992, 6.000%, 10/01/19 – MBIA Insured
1,300	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996, 5.800%, 10/01/11 –	10/06 at 102.00	AAA	1,339,494
	AMBAC Insured
2,000	Village Center Community Development District, Florida, Utility Revenue Bonds, Series 2003,	10/13 at 101.00	AAA	2,136,000
	5.250%, 10/01/23 – MBIA Insured
1,100	Wauchula, Florida, Utility Revenue Bonds, Series 2001A, 5.000%, 10/01/31 – FSA Insured	10/11 at 101.00	AAA	1,139,787

64,415	Total Water and Sewer			68,133,286

$ 338,060	Total Investments (cost $315,071,803) – 149.0%			331,059,600

	Other Assets Less Liabilities – 1.0%			2,090,365

	Preferred Shares, at Liquidation Value – (50.0)%			(111,000,000)

	Net Assets Applicable to Common Shares – 100%			$222,149,965

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $314,986,049.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$16,636,882
Depreciation	(563,331)

Net unrealized appreciation (depreciation) of investments	$16,073,551

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2006

* Print the name and title of each signing officer under his or her signature.